Taxation (Details) - Schedule of the movement on the deferred tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of the movement on the deferred tax assets [Abstract]
Balance at beginning of the year
Deferred tax assets resulting from acquisition of IGI Europe	124
Addition of deferred tax assets for IGI Europe	347
Ending balance	$ 471